Borrowings - Repurchase agreements accounted for as secured borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 121,303	$ 193,378
Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 121,303	$ 193,378
Repurchase liability weighted average interest rate	1.07%	2.46%
US Treasury Securities | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 116,454	$ 191,245
Repurchase liability weighted average interest rate	1.10%	2.49%
US Treasury Securities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 67,157	$ 88,646
Repurchase liability weighted average interest rate	1.16%	2.59%
US Treasury Securities | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 39,318	$ 78,061
Repurchase liability weighted average interest rate	1.20%	2.36%
US Treasury Securities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 9,979	$ 24,538
Repurchase liability weighted average interest rate	0.33%	2.52%
Mortgage Backed Securities | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 4,046	$ 1,235
Repurchase liability weighted average interest rate	0.36%	0.30%
Mortgage Backed Securities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 3,778	$ 1,235
Repurchase liability weighted average interest rate	0.28%	0.30%
Mortgage Backed Securities | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 268	$ 0
Repurchase liability weighted average interest rate	1.50%	0.00%
CMO | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 803	$ 898
Repurchase liability weighted average interest rate	0.24%	0.24%
CMO | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase
Repurchase liability	$ 803	$ 898
Repurchase liability weighted average interest rate	0.24%	0.24%